Equity - Schedule of Assumptions (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Strike price			$ 11.00
Volatility rate	80.00%	80.00%	80.00%
Risk-free rate of interest, minimum	0.79%	0.79%
Risk-free rate, maximum	1.24%	0.79%
Dividend yield	0.00%	0.00%
Legacy NeuroRx Warrants
Class of Warrant or Right [Line Items]
Strike price	$ 24.25	$ 3.19
Volatility rate	80.00%	80.00%
Risk-free rate of interest, minimum	0.03%	0.19%
Risk-free rate, maximum	0.32%	0.28%
Dividend yield	0.00%	0.00%
Substitute Warrants
Class of Warrant or Right [Line Items]
Volatility rate	80.00%
Risk-free rate of interest, minimum	0.03%
Risk-free rate, maximum	0.32%
Common stock warrant [Member]
Class of Warrant or Right [Line Items]
Strike price		$ 15.25	$ 11.00
Volatility rate	80.00%
Risk-free rate			2.40%
Risk-free rate of interest, minimum	0.03%
Risk-free rate, maximum	0.32%
Expected term (years)			5 years
Dividend yield		0.00%	0.00%
Minimum [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 11.69	$ 2.22
Risk-free rate of interest, minimum		0.30%	1.54%
Expected term (years)	5 years 6 months	4 years 8 months 12 days	6 years
Minimum [Member] | Legacy NeuroRx Warrants
Class of Warrant or Right [Line Items]
Expected term (years)	6 months 25 days	3 years
Minimum [Member] | Substitute Warrants
Class of Warrant or Right [Line Items]
Strike price	$ 1.53
Expected term (years)	6 months 25 days
Minimum [Member] | Common stock warrant [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 7.58
Risk-free rate		0.19%
Expected term (years)	6 months 25 days	3 years
Maximum [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 23.41	$ 3.07
Risk-free rate of interest, minimum		0.49%	1.73%
Expected term (years)	6 years 6 months	5 years 10 months 24 days	6 years 6 months
Maximum [Member] | Legacy NeuroRx Warrants
Class of Warrant or Right [Line Items]
Expected term (years)	4 years 5 months 1 day	5 years
Maximum [Member] | Substitute Warrants
Class of Warrant or Right [Line Items]
Strike price	$ 3.19
Expected term (years)	4 years 5 months 1 day
Maximum [Member] | Common stock warrant [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 15.84
Risk-free rate		0.28%
Expected term (years)	4 years 5 months 1 day	5 years